UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
September 30, 2013

Shares	Description (1)					Value
	Long-Term Investments - 137.0% (95.4% of Total Investments)
	Common Stocks - 105.6% (73.5% of Total Investments)
	Aerospace & Defense - 2.9%
42,819	Honeywell International Inc.					$ 3,555,690
53,500	Safran S.A., (2)					3,289,180
	Total Aerospace & Defense					6,844,870
	Automobiles - 1.2%
36,200	Daimler AG, (2)					2,827,220
	Beverages - 3.8%
164,190	Coca-Cola Company					6,219,516
71,076	Heineken NV, (2)					2,519,644
	Total Beverages					8,739,160
	Capital Markets - 3.0%
108,935	Bank of New York Company, Inc.					3,288,748
13,298	BlackRock Inc.					3,598,705
	Total Capital Markets					6,887,453
	Chemicals - 2.3%
134,195	Linde AG, (2)					2,650,351
32,949	Syngenta AG, ADR					2,678,754
	Total Chemicals					5,329,105
	Commercial Banks - 10.4%
41,200	BOC Hong Kong Holdings Limited, (2)					2,645,674
82,553	Cullen/Frost Bankers, Inc.					5,824,114
49,200	HSBC Holdings PLC					2,669,592
278,736	Mitsubishi UFJ Financial Group, Inc., ADR					1,786,698
27,000	Toronto-Dominion Bank					2,429,460
135,600	Wells Fargo & Company, (3)					5,602,992
104,000	Westpac Banking Corporation, (3)					3,189,680
	Total Commercial Banks					24,148,210
	Communications Equipment - 3.6%
56,459	Motorola Solutions Inc.					3,352,535
73,665	QUALCOMM, Inc.					4,962,074
	Total Communications Equipment					8,314,609
	Computers & Peripherals - 1.9%
9,508	Apple, Inc., (3)					4,532,939
	Diversified Financial Services - 2.8%
125,555	JPMorgan Chase & Co.					6,489,935
	Diversified Telecommunication Services - 2.5%
171,708	AT&T Inc.					5,807,165
	Electric Utilities - 3.1%
41,330	NextEra Energy Inc.					3,313,013
191,400	Red Electrica Corporacion, S.A., (2)					2,179,989
73,056	Scottish and Southern Energy PLC, (2)					1,749,691
	Total Electric Utilities					7,242,693
	Electrical Equipment - 3.4%
128,200	ABB Limited					3,024,238
71,000	Eaton PLC					4,887,640
	Total Electrical Equipment					7,911,878
	Energy Equipment & Services - 2.4%
68,600	Seadrill Limited					3,092,488
55,700	Tenaris, S.A.					2,605,646
	Total Energy Equipment & Services					5,698,134
	Food & Staples Retailing - 2.3%
93,246	CVS Caremark Corporation					5,291,711
	Food Products - 2.4%
172,400	Danone, (2)					2,592,896
47,707	McCormick & Company, Incorporated					3,086,643
	Total Food Products					5,679,539
	Gas Utilities - 2.4%
103,800	ONEOK, Inc.					5,534,616
	Health Care Equipment & Supplies - 1.4%
53,860	Covidien PLC					3,282,228
	Health Care Providers & Services - 1.4%
45,132	UnitedHealth Group Incorporated, (3)					3,231,903
	Hotels, Restaurants & Leisure - 3.1%
207,567	Compass Group PLC, (2)					2,845,847
60,436	YUM! Brands, Inc.					4,314,526
	Total Hotels, Restaurants & Leisure					7,160,373
	Household Durables - 3.0%
30,132	Tupperware Corporation, (3)					2,602,501
30,004	Whirlpool Corporation					4,393,786
	Total Household Durables					6,996,287
	Industrial Conglomerates - 1.1%
45,100	Jardine Matheson Holdings Limited, (2)					2,475,990
	Insurance - 2.9%
43,366	Ace Limited					4,057,323
33,560	Swiss Re AG, (2)					2,776,100
	Total Insurance					6,833,423
	IT Services - 1.4%
45,276	Accenture Limited					3,334,125
	Machinery - 2.2%
40,500	Caterpillar Inc.					3,376,485
23,471	Kubota Corporation, (2)					1,694,695
	Total Machinery					5,071,180
	Media - 4.7%
109,300	Pearson Public Limited Company					2,223,162
53,700	Time Warner Cable, Class A, (3)					5,992,919
26,271	WPP Group PLC					2,704,337
	Total Media					10,920,418
	Metals & Mining - 0.9%
32,667	BHP Billiton PLC, ADR, (3)					2,172,356
	Office Electronics - 0.6%
42,100	Canon Inc.					1,347,200
	Oil, Gas & Consumable Fuels - 8.4%
123,227	BG PLC., Sponsored ADR, (2)					2,348,707
50,550	Chevron Corporation, (3)					6,141,824
140,674	Kinder Morgan, Inc.					5,003,774
53,251	Phillips 66					3,078,973
50,181	Total S.A., Sponsored ADR					2,906,484
	Total Oil, Gas & Consumable Fuels					19,479,762
	Personal Products - 1.0%
69,999	L’Oreal, (2)					2,407,966
	Pharmaceuticals - 8.1%
115,136	AbbVie Inc.					5,150,033
32,667	Merck KGaA, (2)					1,700,255
40,300	Novartis AG, Sponsored ADR					3,091,413
18,619	Novo-Nordisk A/S					3,150,707
204,210	Pfizer Inc., (3)					5,862,868
	Total Pharmaceuticals					18,955,276
	Professional Services - 2.0%
143,700	Experian PLC, (2)					2,725,989
50,342	Nielsen Holdings BV					1,834,966
	Total Professional Services					4,560,955
	Road & Rail - 1.5%
22,665	Union Pacific Corporation					3,520,781
	Software - 3.1%
172,550	Microsoft Corporation, (3)					5,747,641
20,589	SAP AG, Sponsored ADR					1,521,939
	Total Software					7,269,580
	Specialty Retail - 1.7%
85,586	Lowe’s Companies, Inc.					4,074,749
	Textiles, Apparel & Luxury Goods - 1.8%
21,414	VF Corporation					4,262,457
	Tobacco - 2.2%
59,222	Philip Morris International, (3)					5,128,033
	Trading Companies & Distributors - 0.9%
84,600	Itochu Corporation, (2)					2,072,649
	Wireless Telecommunication Services - 1.8%
130,182	KDDI Corporation, (2), (3)					1,665,028
74,000	Vodafone Group PLC, Sponsored ADR					2,603,324
	Total Wireless Telecommunication Services					4,268,352
	Total Common Stocks (cost $193,028,392)					246,105,280

Shares	Description (1)	Coupon			Ratings (4)	Value
	$25 Par (or similar) Retail Structures - 24.7% (17.2% of Total Investments)
	Capital Markets - 2.5%
308	Affiliated Managers Group Inc.	6.375%			BBB	$7,010
1,825	Allied Capital Corporation	6.875%			BBB	42,523
32,575	Apollo Investment Corporation	6.625%			BBB	707,203
40,500	Ares Capital Corporation	7.000%			BBB	1,047,735
35,000	Fifth Street Finance Corporation	6.125%			BBB-	792,400
8,300	Gladstone Investment Corporation	7.125%			N/R	217,460
14,300	Hercules Technology Growth Capital Incorporated	7.000%			N/R	367,796
20,225	Medley Capital Corporation	6.125%			N/R	471,243
15,200	MVC Capital Incorporated	7.250%			N/R	381,672
500	Saratoga Investment Corporation	7.500%			N/R	12,625
71,250	Solar Capital Limited	6.750%			BBB-	1,522,613
11,063	Triangle Capital Corporation	7.000%			N/R	282,549
	Total Capital Markets					5,852,829
	Commercial Banks - 4.0%
28,500	Associated Banc-Corp.	8.000%			BB+	772,350
50,000	BB&T Corporation	5.850%			BBB	1,073,500
48,015	First Niagara Finance Group	8.625%			BB+	1,385,713
31,850	First Republic Bank of San Francisco	6.200%			BBB	711,848
10,300	HSBC Holdings PLC	8.000%			BBB+	278,615
32,400	Morgan Stanley, (6)	7.125%			BB+	816,480
35,700	PNC Financial Services	6.125%			BBB	901,068
100,000	U.S. Bancorp.	6.500%			BBB+	2,599,000
30,676	Zions Bancorporation	7.900%			BB	844,204
	Total Commercial Banks					9,382,778
	Consumer Finance - 1.0%
24,500	Discover Financial Services	6.500%			BB	576,240
15,299	GMAC LLC	7.250%			BB-	385,382
55,100	HSBC Finance Corporation	6.360%			BBB+	1,307,523
6,611	HSBC USA Inc.	6.500%			BBB+	158,796
	Total Consumer Finance					2,427,941
	Diversified Consumer Services - 0.8%
87,495	Gabelli Equity Trust	5.000%			AAA	1,864,518
	Diversified Financial Services - 1.3%
4,615	Citigroup Inc.	8.125%			BB	131,066
37,000	Citigroup Inc.	7.125%			BB	934,250
30,900	Countrywide Capital Trust IV	6.750%			BB+	769,410
36,350	Main Street Capital Corporation	6.125%			N/R	850,590
14,650	PennantPark Investment Corporation	6.250%			BBB-	351,600
	Total Diversified Financial Services					3,036,916
	Diversified Telecommunication Services - 0.6%
70,850	Qwest Corporation	6.125%			BBB-	1,499,186
	Electric Utilities - 0.4%
6,625	NextEra Energy Inc.	5.000%			BBB	125,544
17,581	PPL Capital Funding, Inc.	5.900%			BB+	374,827
18,479	SCE Trust I	5.625%			Baa2	379,743
	Total Electric Utilities					880,114
	Household Durables - 0.4%
33,800	Pitney Bowes Inc.	6.700%			BBB	834,860
	Insurance - 4.7%
33,400	Allstate Corporation	5.100%			Baa1	774,880
62,400	American Financial Group	7.000%			BBB+	1,563,120
29,600	Argo Group US Inc.	6.500%			BBB-	653,272
14,298	Aspen Insurance Holdings Limited	7.401%			BBB-	367,316
50,000	Aspen Insurance Holdings Limited	7.250%			BBB-	1,253,000
27,300	Axis Capital Holdings Limited	6.875%			BBB	648,921
81,891	Endurance Specialty Holdings Limited	7.500%			BBB-	2,042,359
1,000	Maiden Holdings NA Limited	8.250%			BBB-	25,640
58,100	Principal Financial Group	6.518%			BBB	1,444,947
69,800	Prudential Financial Inc.	5.700%			BBB+	1,500,700
25,800	Reinsurance Group of America Inc.	6.200%			BBB	636,744
	Total Insurance					10,910,899
	Metals & Mining - 0.1%
7,578	Gamco Global Gold Natural Resources & Income Trust	5.000%			A1	152,469
	Multi-Utilities - 1.6%
25,000	Dominion Resources Inc.	8.375%			BBB	652,000
95,460	DTE Energy Company	6.500%			Baa2	2,348,316
32,500	Scana Corporation	7.700%			BBB-	857,675
	Total Multi-Utilities					3,857,991
	Oil, Gas & Consumable Fuels - 0.4%
20,000	Kayne Anderson MLP Trust	4.600%			AA	497,000
5,300	Magnum Hunter Resources Corporation	8.000%			N/R	243,005
4,200	Miller Energy Resources Inc., (6), (7)	10.500%			N/R	105,000
4,200	Tsakos Energy Navigation Limited, (6)	8.875%			N/R	103,740
	Total Oil, Gas & Consumable Fuels					948,745
	Real Estate Investment Trust - 6.3%
38,800	Apartment Investment & Management Company	7.000%			BB-	970,776
8,800	Arbor Realty Trust Incorporated	7.750%			N/R	205,920
62,500	Ashford Hospitality Trust Inc.	9.000%			N/R	1,623,125
18,000	Capstead Mortgage Corporation	7.500%			N/R	430,380
31,350	Developers Diversified Realty Corporation	6.500%			Ba1	690,327
72,500	Dupont Fabros Technology	7.875%			Ba2	1,827,000
25,000	Equity Residential Properties Trust (EQR), (5)	8.290%			Baa2	1,536,720
22,100	Inland Real Estate Corporation	8.125%			N/R	565,539
6,300	Kimco Realty Corporation	6.000%			Baa2	138,222
9,200	National Retail Properties Inc.	6.625%			Baa3	211,140
35,550	National Retail Properties Inc.	5.700%			Baa3	699,980
22,900	Northstar Realty Finance Corporation	8.875%			N/R	561,966
32,400	Northstar Realty Finance Corporation	8.250%			N/R	760,752
36,600	Penn Real Estate Investment Trust	7.375%			N/R	869,616
2,000	Prologis Inc., (5)	8.540%			BB+	121,813
10,500	Rait Financial Trust	7.750%			N/R	243,915
33,000	Regency Centers Corporation	6.625%			Baa3	772,200
50,000	Senior Housing Properties Trust	5.625%			BBB-	1,027,000
37,000	Taubman Centers Incorporated, Series K	6.250%			N/R	827,320
19,652	Vornado Realty LP	7.875%			BBB	515,275
	Total Real Estate Investment Trust					14,598,986
	U.S. Agency - 0.6%
8,700	Cobank Agricultural Credit Bank, 144A, (5)	6.250%			A-	826,772
4,750	Farm Credit Bank of Texas, 144A, (5)	6.750%			Baa1	475,891
	Total U.S. Agency					1,302,663
	Total $25 Par (or similar) Retail Structures (cost $58,997,812)					57,550,895

Principal
Amount (000)	Description (1)	Coupon	Maturity		Ratings (4)	Value
	Corporate Bonds - 1.1% (0.8% of Total Investments)
	Commercial Services & Supplies - 0.2%
$439	R.R. Donnelley & Son Company	8.250%	3/15/19		BB	$ 487,290
20	R.R. Donnelley & Son Company	7.875%	3/15/21		BB	21,450
459	Total Commercial Services & Supplies					508,740
	Diversified Financial Services - 0.2%
500	Icahn Enterprises Finance, 144A	6.000%	8/01/20		BBB-	500,000
	Diversified Telecommunication Services - 0.4%
1,000	Frontier Communications Corporation	7.125%	1/15/23		BB+	997,500
	Oil, Gas & Consumable Fuels - 0.3%
425	DCP Midstream LLC, 144A	5.850%	5/21/43		Baa3	388,875
175	Vanguard Natural Resources Finance	7.875%	4/01/20		B	177,188
600	Total Oil, Gas & Consumable Fuels					566,063
$2,559	Total Corporate Bonds (cost $2,551,243)					2,572,303

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity		Ratings (4)	Value
	$1,000 Par (or similar) Institutional Structures - 5.6% (3.9% of Total Investments)
	Commercial Banks - 1.1%
1,000	PNC Financial Services Inc., (8)	6.750%	N/A	(9)	BBB	$ 1,030,000
1,276	Wells Fargo & Company	7.500%	N/A	(9)	BBB+	1,451,463
50	Zions Bancorporation, (8)	7.200%	N/A	(9)	BB	49,750
	Total Commercial Banks					2,531,213
	Diversified Financial Services - 2.2%
540	Bank of America Corporation	7.250%	N/A	(9)	BB+	583,200
1,000	General Electric Capital Corporation, (8)	7.125%	N/A	(9)	AA-	1,087,500
1,100	General Electric Capital Corporation, (3), (8)	6.250%	N/A	(9)	AA-	1,111,000
1,400	JPMorgan Chase & Company, (8)	5.150%	N/A	(9)	BBB	1,225,000
1,000	JPMorgan Chase & Company, (8)	7.900%	N/A	(9)	BBB	1,085,000
	Total Diversified Financial Services					5,091,700
	Insurance - 2.3%
1,482	Liberty Mutual Group, 144A, (8)	7.800%	3/15/37		Baa3	1,600,560
1,000	MetLife Inc., (8)	10.750%	8/01/39		BBB	1,470,000
106	Prudential PLC, (8)	7.750%	N/A	(9)	A-	113,287
1,508	Swiss Re Capital I, 144A, (8)	6.854%	N/A	(9)	A	1,576,153
594	Symetra Financial Corporation, 144A, (8)	8.300%	10/15/37		BBB-	605,880
100	XL Capital Ltd, (8)	6.500%	N/A	(9)	BBB-	95,750
	Total Insurance					5,461,630
	Total $1,000 Par (or similar) Institutional Structures (cost $11,723,049)					13,084,543
	Total Long-Term Investments (cost $266,300,496)					319,313,021

Principal
Amount (000)	Description (1)	Coupon	Maturity			Value
	Short-Term Investments - 6.7% (4.6% of Total Investments)
$15,627	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $15,626,595, collateralized by: $1,790,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $1,793,535 and $14,115,000 U.S. Treasury Notes, 0.625%, due 7/15/16, value $14,150,005	0.000%	10/01/13			$ 15,626,595
	Total Short-Term Investments (cost $15,626,595)					15,626,595
	Total Investments (cost $281,927,091) - 143.7%					334,939,616
	Borrowings - (43.3)% (10), (11)					(101,000,000)
	Other Assets Less Liabilities - (0.4)% (12)					(937,639)
	Net Assets Applicable to Common Shares - 100%					$ 233,001,977

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of		Notional	Expiration		Strike
Contracts	Type	Amount (13)	Date		Price	Value (12)
(100)	NASDAQ 100 INDEX	$ (33,000,000)	10/19/13		$ 3,300	$ (108,000)
(100)	RUSSELL 2000® INDEX	(10,500,000)	10/19/13		1,050	(339,000)
(100)	RUSSELL 2000® INDEX	(10,700,000)	10/19/13		1,070	(200,500)
(100)	RUSSELL 2000® INDEX	(10,800,000)	10/19/13		1,080	(140,500)
(125)	RUSSELL 2000® INDEX	(13,625,000)	10/19/13		1,090	(116,875)
(100)	S&P 500® Index	(17,100,000)	10/19/13		1,710	(83,000)
(125)	S&P 500® Index	(21,625,000)	10/19/13		1,730	(40,938)
(750)	Total Call Options Written (premiums received $997,477)	$ (117,350,000)				$ (1,028,813)

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (14)	Date	(Depreciation) (12)
JPMorgan	$ 16,750,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/11	3/29/14	$ (102,659)
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	684,919
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,309,764
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(761,816)
	$ 88,750,000							$ 1,130,208

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stock	$ 202,937,409	$ 43,167,871	$ –	$ 246,105,280
$25 Par (or similar) Retail Structures	54,484,699	2,961,196	105,000	57,550,895
Corporate Bonds	–	2,572,303	–	2,572,303
$1,000 Par (or similar) Institutional Structures	2,034,663	11,049,880	–	13,084,543
Short-Term Investments:
Repurchase Agreements	–	15,626,595	–	15,626,595
Derivatives:
Call Options Written	(1,028,813)	–	–	(1,028,813)
Interest Rate Swaps*	–	1,130,208	–	1,130,208
Total	$ 258,427,958	$ 76,508,053	$ 105,000	$ 335,041,011

*				Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $284,448,054.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation				$ 58,723,093
Depreciation				(8,231,531)

Net unrealized appreciation (depreciation) of investments				$ 50,491,562

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures categorized as Level 2.
(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 2.
(9)	Perpetual security maturity date is not applicable.
(10)	Borrowings as a percentage of Total Investments is 30.2%.
(11)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $209,558,930 have been pledged as collateral for Borrowings.

(12)

Other Assets Less Liabilities includes the Value or the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(14)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013